Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	As of December 31,
	2024	2025
	RMB	RMB
Buildings	13,084	33,045
Leasehold improvements	46,310	46,310
Furniture and office equipment	2,439	327
Motor vehicles	1,133	1,133
Investment properties	2,890	2,890
Total original costs	65,856	83,705
Less: accumulated depreciation	(50,464)	(48,765)
Less: impairment loss	—	(2,104)
Net book value	15,392	32,836